Related Party Disclosures	12 Months Ended
Jun. 30, 2023
Related Party Disclosures
Related Party Disclosures

Note 28 – Related Party Disclosures

Unless otherwise disclosed, transactions with other related parties are made on normal commercial terms and at market rates. All related parties are companies that are associated stockholders.

		Service and
	Hardware	maintenance	Accounts		Accounts	Interest	Loan
	revenue	revenue	receivable	Purchases	payable	Expense	payable
	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Year ended June 30, 2021
Gilbarco	19,122	—	2,471	335	142	—	—
Fast Cities Australia	2,141	1	520	—	—	—	—
St Baker Energy	—	—	—	256	23	—	6,392
Total	21,263	1	2,991	591	165	—	6,392
Year ended June 30, 2022
Gilbarco	8,135	—	—	338	—	—	—
Fast Cities Australia	3,454	—	16	—	—	—	—
St Baker Energy	—	—	—	345	93	—	—
Total	11,589	—	16	683	93	—	—
Year ended June 30, 2023
Fast Cities Australia	7,203	—	237	—	—	—	—
Lordstown Motors	—	—	—	—	—	—	—
St Baker Energy	—	—	—	275	85	6,059	58,873
Riverstone	—	—	—	—	—	1,122	8,728
Total	7,203	—	237	275	85	7,181	67,601

Transactions with Gilbarco

The purchase transactions entered into with Gilbarco during the year ended June 30, 2022 were in respect of certain service agent fees charged by Gilbarco to the Group. Gilbarco ceased to be the Group’s related party since November 29, 2021 which is the date Gilbarco resigned from the Board of Directors of Tritium. As such, all transactions between the Group and Gilbarco that occurred prior to November 29, 2021 are disclosed above as related party transactions. The Group has sold products to Gilbarco during the period at normal trading terms.

Transactions with Fast Cities

The Group has sold products to Fast Cities during the period at normal trading terms. The receivables due at the end of the period are payable within 30 days.

Transactions with Lordstown Motors

The Group has sold product amounting to $0.03 million to Lordstown Motors during the period at normal trading terms.

Loans payable to St Baker Energy

The purchase transactions entered into with St Baker Energy during the period ended June 30, 2022 were in respect of payment towards provision of contract staff to the Group, by St Baker Energy. The terms of the loan arrangements have been disclosed in Note 15.

Loans payable to Riverstone Energy Limited

The terms of the loan arrangements have been disclosed in Note 15.